Equity method investments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Total assets			$ 700,680	$ 546,219	$ 472,351
Liabilities
Total liabilities			226,329	251,414	213,121
Operating results
Revenue	53,328	46,415	195,813	197,723	211,419
Project expenses	45,492	42,543	174,459	167,867	188,148
Project other income (expense)	(4,889)	(2,561)	(14,998)	(16,079)	(14,757)
Project income (loss)	2,947	1,311	6,356	13,777	8,514
Chambers
Assets
Current assets			9,937	11,391	10,356
Non-Current assets			245,842	253,388	259,989
Liabilities
Current liabilities			16,016	15,914	16,898
Non-Current liabilities			95,966	109,010	123,946
Operating results
Revenue	13,227	13,269	49,336	55,469	50,745
Project expenses	9,753	9,380	39,358	38,377	40,540
Project other income (expense)	(1,193)	(427)	(2,239)	(3,948)	(3,606)
Project income (loss)	2,281	3,462	7,739	13,144	6,599
Mid-Georgia
Operating results
Revenue					6,521
Project expenses					6,519
Project other income (expense)					(2,688)
Project income (loss)					(2,686)
Badger Creek
Assets
Current assets			766	2,714	2,567
Non-Current assets			6,011	6,645	9,177
Liabilities
Current liabilities			300	1,520	1,795
Operating results
Revenue	1,179	3,316	6,546	13,485	12,861
Project expenses	1,137	2,983	6,526	11,723	10,897
Project other income (expense)	(4)		(24)	(1,013)	(16)
Project income (loss)	38	333	(4)	749	1,948
Gregory
Assets
Current assets			3,933	3,063	11,358
Non-Current assets			16,092	19,490	12,351
Liabilities
Current liabilities			3,132	3,421	4,118
Non-Current liabilities			13,373	15,470	16,660
Operating results
Revenue	4,315	7,181	28,474	31,291	28,477
Project expenses	5,780	6,630	27,440	27,324	24,893
Project other income (expense)	(83)	(38)	(510)	(1,805)	(1,793)
Project income (loss)	(1,548)	513	524	2,162	1,791
Orlando
Assets
Current assets			6,892	6,965	6,725
Non-Current assets			23,805	29,419	34,975
Liabilities
Current liabilities			4,742	4,841	5,313
Operating results
Revenue	10,812	9,926	40,345	42,062	41,911
Project expenses	10,093	9,463	39,414	39,898	38,694
Project other income (expense)	(14)	(30)	(68)	(133)	(65)
Project income (loss)	705	433	863	2,031	3,152
Selkirk
Assets
Current assets			15,852	11,782	9,431
Non-Current assets			47,737	65,036	78,748
Liabilities
Current liabilities			14,743	17,371	13,495
Non-Current liabilities			1,489	5,872	17,654
Operating results
Revenue	12,062	10,902	54,613	51,915	47,577
Project expenses	10,335	12,659	49,595	48,496	44,045
Project other income (expense)	(65)	(1,636)	(5,424)	(6,873)	(3,812)
Project income (loss)	1,662	(3,393)	(406)	(3,454)	(280)
Other
Assets
Current assets			10,671	7,563	2,043
Non-Current assets			313,142	128,763	34,631
Liabilities
Current liabilities			10,980	76,910	1,704
Non-Current liabilities			65,588	1,085	11,538
Operating results
Revenue	11,733	1,821	16,499	3,501	23,327
Project expenses	8,394	1,428	12,126	2,049	22,560
Project other income (expense)	(3,530)	(430)	(6,733)	(2,307)	(2,777)
Project income (loss)	$ (191)	$ (37)	$ (2,360)	$ (855)	$ (2,010)